Employee Benefits (Post-Employment) - Disclosure of Changes in the Actuarial Liabilities, Fair Value of Assets and Amounts Recognized in Statement of Financial Position (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Changes in the present value of obligations
Obligations at the beginning of the year	$ 35,405
Discontinued operations	(1,244)
Interest expense		$ 3,119
Current service cost		278
Contributions paid by participants		374
Benefits paid		(2,667)
Remeasurement: Experience (gains) / losses		(1,480)
Remeasurement: (gains) / losses - demographic assumptions		256
Remeasurement: (gains) / losses - financial assumptions		4,152
Cumulative Translation Adjustment	757	5,421
Obligations at the end of the year	40,569	35,405
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	12,655
Interest income		1,257
Contributions paid by the sponsor (Company)				$ 599
Contributions paid by participants				374
Term of financial commitment (TFC) paid by the Company		223
Benefits Paid		(2,946)
Remeasurement: Return on plan assets due to lower interest income		(202)
Others				3
Cumulative Translation Adjustment	(757)	(5,421)
Fair value of plan assets at the end of the year		12,655
Amounts recognized in the Statement of Financial Position
Present value of obligations	40,569	35,405	$ 40,569	35,405
Fair value of plan assets	(12,655)	(12,655)		(12,655)
Net actuarial liability as of December 31,			26,494	22,750
Changes in the net actuarial liability
Actuarial liability, Beginning balance	22,750	21,830
Remeasurement effects recognized in OCI **	5,589	3,130
Costs incurred in the period	307	2,140
Current service cost	1,779	1,862
Contributions paid	(897)	(599)
Payments related to Term of financial commitment (TFC)	(985)	(223)
Others	(48)	31
Cumulative Translation Adjustment	757	5,421
Balance as of December 31,	26,494	22,750
Present value of defined benefit obligation [member]
Changes in the present value of obligations
Obligations at the beginning of the year	35,405
Interest expense	2,901
Current service cost	306
Contributions paid by participants	98
Benefits paid	(1,994)
Remeasurement: Experience (gains) / losses	(1,348)
Remeasurement: (gains) / losses - demographic assumptions	(109)
Remeasurement: (gains) / losses - financial assumptions	8,508
Others	(84)	34
Cumulative Translation Adjustment	1,209	5,516
Obligations at the end of the year	40,569	35,405
Changes in the fair value of plan assets
Cumulative Translation Adjustment	(1,209)	(5,516)
Amounts recognized in the Statement of Financial Position
Present value of obligations	40,569	35,405	40,569	35,405
Changes in the net actuarial liability
Cumulative Translation Adjustment	1,209	5,516
Plan assets [member]
Changes in the present value of obligations
Cumulative Translation Adjustment	467	1,678
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	12,655
Interest income	1,123
Contributions paid by the sponsor (Company)			899
Contributions paid by participants			98
Term of financial commitment (TFC) paid by the Company	998
Benefits Paid	(1,994)
Remeasurement: Return on plan assets due to lower interest income	1,462
Others			(36)
Cumulative Translation Adjustment	(467)	(1,678)
Fair value of plan assets at the end of the year	14,075	12,655
Amounts recognized in the Statement of Financial Position
Fair value of plan assets	(14,075)	(12,655)	(14,075)	(12,655)
Changes in the net actuarial liability
Cumulative Translation Adjustment	467	1,678
Petros Pension Plan [member]
Changes in the present value of obligations
Obligations at the beginning of the year	22,061
Cumulative Translation Adjustment		2,611
Obligations at the end of the year		22,061
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	12,029
Cumulative Translation Adjustment		(2,611)
Fair value of plan assets at the end of the year		12,029
Amounts recognized in the Statement of Financial Position
Present value of obligations	22,061	22,061		22,061
Fair value of plan assets	(12,029)	(12,029)		(12,029)
Net actuarial liability as of December 31,				10,032
Changes in the net actuarial liability
Actuarial liability, Beginning balance	10,032	10,728
Remeasurement effects recognized in OCI **		517
Costs incurred in the period		991
Current service cost		908
Contributions paid		(278)
Payments related to Term of financial commitment (TFC)		(223)
Cumulative Translation Adjustment		2,611
Balance as of December 31,		10,032
Petros Pension Plan [member] | Present value of defined benefit obligation [member]
Changes in the present value of obligations
Obligations at the beginning of the year	22,061
Interest expense		2,111
Current service cost		83
Contributions paid by participants		374
Benefits paid		(2,173)
Remeasurement: Experience (gains) / losses		(1,373)
Remeasurement: (gains) / losses - demographic assumptions		80
Remeasurement: (gains) / losses - financial assumptions		1,577
Cumulative Translation Adjustment		3,699
Obligations at the end of the year		22,061
Changes in the fair value of plan assets
Cumulative Translation Adjustment		(3,699)
Amounts recognized in the Statement of Financial Position
Present value of obligations	22,061	22,061		22,061
Changes in the net actuarial liability
Cumulative Translation Adjustment		3,699
Petros Pension Plan [member] | Plan assets [member]
Changes in the present value of obligations
Cumulative Translation Adjustment		1,768
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	12,029
Interest income		1,203
Contributions paid by the sponsor (Company)				278
Contributions paid by participants				374
Term of financial commitment (TFC) paid by the Company		223
Benefits Paid		(2,401)
Remeasurement: Return on plan assets due to lower interest income		(233)
Cumulative Translation Adjustment		(1,768)
Fair value of plan assets at the end of the year		12,029
Amounts recognized in the Statement of Financial Position
Fair value of plan assets	(12,029)	(12,029)		(12,029)
Changes in the net actuarial liability
Cumulative Translation Adjustment		1,768
Petros renegotiated pension plan [member]
Changes in the present value of obligations
Discontinued operations	(399)
Cumulative Translation Adjustment	(181)
Changes in the fair value of plan assets
Cumulative Translation Adjustment	181
Amounts recognized in the Statement of Financial Position
Net actuarial liability as of December 31,			10,231
Changes in the net actuarial liability
Actuarial liability, Beginning balance	7,152
Remeasurement effects recognized in OCI **	4,155
Costs incurred in the period	51
Current service cost	510
Contributions paid	(340)
Payments related to Term of financial commitment (TFC)	(717)
Cumulative Translation Adjustment	(181)
Balance as of December 31,	10,231	7,152
Petros renegotiated pension plan [member] | Present value of defined benefit obligation [member]
Changes in the present value of obligations
Obligations at the end of the year	20,919
Amounts recognized in the Statement of Financial Position
Present value of obligations	20,919		20,919
Petros renegotiated pension plan [member] | Plan assets [member]
Changes in the fair value of plan assets
Fair value of plan assets at the end of the year	10,688
Amounts recognized in the Statement of Financial Position
Fair value of plan assets	(10,688)		(10,688)
Petros nonrenegotiated pension plan [member]
Changes in the present value of obligations
Discontinued operations	(176)
Cumulative Translation Adjustment	(90)
Changes in the fair value of plan assets
Cumulative Translation Adjustment	90
Amounts recognized in the Statement of Financial Position
Net actuarial liability as of December 31,			3,264
Changes in the net actuarial liability
Actuarial liability, Beginning balance	2,880
Remeasurement effects recognized in OCI **	815
Costs incurred in the period	6
Current service cost	205
Contributions paid	(107)
Payments related to Term of financial commitment (TFC)	(269)
Cumulative Translation Adjustment	(90)
Balance as of December 31,	3,264	2,880
Petros nonrenegotiated pension plan [member] | Present value of defined benefit obligation [member]
Changes in the present value of obligations
Obligations at the end of the year	5,955
Amounts recognized in the Statement of Financial Position
Present value of obligations	5,955		5,955
Petros nonrenegotiated pension plan [member] | Plan assets [member]
Changes in the fair value of plan assets
Fair value of plan assets at the end of the year	2,691
Amounts recognized in the Statement of Financial Position
Fair value of plan assets	(2,691)		(2,691)
Petros 2 Pension Plan [member]
Changes in the present value of obligations
Discontinued operations	(17)
Cumulative Translation Adjustment	7	66
Obligations at the end of the year	1,672
Changes in the fair value of plan assets
Cumulative Translation Adjustment	(7)	(66)
Amounts recognized in the Statement of Financial Position
Present value of obligations	1,672		1,672
Changes in the net actuarial liability
Actuarial liability, Beginning balance	411	260
Remeasurement effects recognized in OCI **	527	138
Costs incurred in the period	40	56
Current service cost	35	23
Cumulative Translation Adjustment	7	66
Balance as of December 31,	989	411
Petros 2 Pension Plan [member] | Present value of defined benefit obligation [member]
Changes in the present value of obligations
Obligations at the beginning of the year	996
Interest expense	83	77
Current service cost	39	33
Benefits paid	(33)	(35)
Remeasurement: Experience (gains) / losses	(34)	8
Remeasurement: (gains) / losses - demographic assumptions	(43)
Remeasurement: (gains) / losses - financial assumptions	747	165
Cumulative Translation Adjustment	25	139
Obligations at the end of the year	1,672	996
Changes in the fair value of plan assets
Cumulative Translation Adjustment	(25)	(139)
Amounts recognized in the Statement of Financial Position
Present value of obligations	1,672	996	1,672	996
Changes in the net actuarial liability
Cumulative Translation Adjustment	25	139
Petros 2 Pension Plan [member] | Plan assets [member]
Changes in the present value of obligations
Obligations at the beginning of the year	996
Cumulative Translation Adjustment	18	93
Obligations at the end of the year		996
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	585
Interest income	48	54
Benefits Paid	(33)	(38)
Remeasurement: Return on plan assets due to lower interest income	143	35
Cumulative Translation Adjustment	(18)	(93)
Fair value of plan assets at the end of the year	683	585
Amounts recognized in the Statement of Financial Position
Present value of obligations	996	996		996
Fair value of plan assets	(683)	(585)	(683)	(585)
Net actuarial liability as of December 31,			989	411
Changes in the net actuarial liability
Cumulative Translation Adjustment	18	93
AMS Medical Plan [member]
Changes in the present value of obligations
Discontinued operations	(651)
Cumulative Translation Adjustment	478	2,727
Obligations at the end of the year	11,986
Changes in the fair value of plan assets
Interest income	0	0
Cumulative Translation Adjustment	(478)	(2,727)
Amounts recognized in the Statement of Financial Position
Present value of obligations	11,986		11,986
Changes in the net actuarial liability
Actuarial liability, Beginning balance	12,236	10,802
Remeasurement effects recognized in OCI **	89	2,473
Costs incurred in the period	208	1,082
Current service cost	1,024	927
Contributions paid	(442)	(321)
Cumulative Translation Adjustment	478	2,727
Balance as of December 31,	11,986	12,236
AMS Medical Plan [member] | Present value of defined benefit obligation [member]
Changes in the present value of obligations
Obligations at the beginning of the year	12,236
Interest expense	1,024	927
Current service cost	208	155
Benefits paid	(442)	(456)
Remeasurement: Experience (gains) / losses	(2,489)	(115)
Remeasurement: (gains) / losses - demographic assumptions	(169)	176
Remeasurement: (gains) / losses - financial assumptions	2,747	2,412
Cumulative Translation Adjustment	478	1,665
Obligations at the end of the year	11,986	12,236
Changes in the fair value of plan assets
Cumulative Translation Adjustment	(478)	(1,665)
Amounts recognized in the Statement of Financial Position
Present value of obligations	11,986	12,236	11,986	12,236
Changes in the net actuarial liability
Cumulative Translation Adjustment	478	1,665
AMS Medical Plan [member] | Plan assets [member]
Changes in the present value of obligations
Obligations at the beginning of the year	12,236
Cumulative Translation Adjustment		(183)
Obligations at the end of the year		12,236
Changes in the fair value of plan assets
Contributions paid by the sponsor (Company)			442	321
Benefits Paid	(442)	(504)
Cumulative Translation Adjustment		183
Amounts recognized in the Statement of Financial Position
Present value of obligations	12,236	12,236		12,236
Net actuarial liability as of December 31,			11,986	12,236
Changes in the net actuarial liability
Cumulative Translation Adjustment		(183)
Other plans [member]
Changes in the present value of obligations
Obligations at the beginning of the year	112
Discontinued operations	(1)
Cumulative Translation Adjustment	1	17
Obligations at the end of the year	37	112
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	41
Cumulative Translation Adjustment	(1)	(17)
Fair value of plan assets at the end of the year		41
Amounts recognized in the Statement of Financial Position
Present value of obligations	37	112	37	112
Fair value of plan assets	(41)	(41)		(41)
Net actuarial liability as of December 31,			24	71
Changes in the net actuarial liability
Actuarial liability, Beginning balance	71	40
Remeasurement effects recognized in OCI **	3	2
Costs incurred in the period	2	11
Current service cost	5	4
Contributions paid	(7)
Others	(48)	31
Cumulative Translation Adjustment	1	17
Balance as of December 31,	24	71
Other plans [member] | Present value of defined benefit obligation [member]
Changes in the present value of obligations
Obligations at the beginning of the year	112
Interest expense	6	4
Current service cost	2	7
Benefits paid	(2)	(3)
Remeasurement: Experience (gains) / losses	(7)
Remeasurement: (gains) / losses - demographic assumptions	(1)
Remeasurement: (gains) / losses - financial assumptions	13	(2)
Others	(84)	34
Cumulative Translation Adjustment	2	13
Obligations at the end of the year	37	112
Changes in the fair value of plan assets
Cumulative Translation Adjustment	(2)	(13)
Amounts recognized in the Statement of Financial Position
Present value of obligations	37	112	37	112
Changes in the net actuarial liability
Cumulative Translation Adjustment	2	13
Other plans [member] | Plan assets [member]
Changes in the present value of obligations
Cumulative Translation Adjustment	1
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	41
Interest income	2
Contributions paid by the sponsor (Company)			7
Benefits Paid	(2)	(3)
Remeasurement: Return on plan assets due to lower interest income	2	(4)
Others			(36)	3
Cumulative Translation Adjustment	(1)
Fair value of plan assets at the end of the year	13	41
Amounts recognized in the Statement of Financial Position
Fair value of plan assets	(13)	(41)	(13)	(41)
Changes in the net actuarial liability
Cumulative Translation Adjustment	1
Wholly or partly funded defined benefit plans [member] | Present value of defined benefit obligation [member]
Changes in the present value of obligations
Obligations at the beginning of the year	35,405	36,855
Discontinued operations	(1,905)
Obligations at the end of the year		35,405
Amounts recognized in the Statement of Financial Position
Present value of obligations	35,405	36,855		35,405
Wholly or partly funded defined benefit plans [member] | Plan assets [member]
Changes in the present value of obligations
Discontinued operations	(663)
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	12,655	15,025
Fair value of plan assets at the end of the year		12,655
Amounts recognized in the Statement of Financial Position
Fair value of plan assets	(12,655)	(15,025)		(12,655)
Wholly or partly funded defined benefit plans [member] | Petros Pension Plan [member] | Present value of defined benefit obligation [member]
Changes in the present value of obligations
Obligations at the beginning of the year		25,081
Amounts recognized in the Statement of Financial Position
Present value of obligations		25,081
Wholly or partly funded defined benefit plans [member] | Petros Pension Plan [member] | Plan assets [member]
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year		14,353
Amounts recognized in the Statement of Financial Position
Fair value of plan assets		(14,353)
Wholly or partly funded defined benefit plans [member] | Petros renegotiated pension plan [member] | Present value of defined benefit obligation [member]
Changes in the present value of obligations
Obligations at the beginning of the year	16,689
Discontinued operations	(892)
Interest expense	1,357
Current service cost	51
Contributions paid by participants	82
Benefits paid	(1,097)
Remeasurement: Experience (gains) / losses	1,165
Remeasurement: (gains) / losses - demographic assumptions	45
Remeasurement: (gains) / losses - financial assumptions	4,044
Cumulative Translation Adjustment	(525)
Obligations at the end of the year	20,919	16,689
Changes in the fair value of plan assets
Cumulative Translation Adjustment	525
Amounts recognized in the Statement of Financial Position
Present value of obligations	20,919	16,689	20,919	16,689
Changes in the net actuarial liability
Cumulative Translation Adjustment	(525)
Wholly or partly funded defined benefit plans [member] | Petros renegotiated pension plan [member] | Plan assets [member]
Changes in the present value of obligations
Discontinued operations	(493)
Cumulative Translation Adjustment	354
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	9,537
Interest income	847
Contributions paid by the sponsor (Company)			342
Contributions paid by participants			82
Term of financial commitment (TFC) paid by the Company	725
Benefits Paid	(1,097)
Remeasurement: Return on plan assets due to lower interest income	1,099
Cumulative Translation Adjustment	(354)
Fair value of plan assets at the end of the year	10,688	9,537
Amounts recognized in the Statement of Financial Position
Fair value of plan assets	(10,688)	(9,537)	(10,688)	(9,537)
Changes in the net actuarial liability
Cumulative Translation Adjustment	354
Wholly or partly funded defined benefit plans [member] | Petros nonrenegotiated pension plan [member] | Present value of defined benefit obligation [member]
Changes in the present value of obligations
Obligations at the beginning of the year	5,372
Discontinued operations	(304)
Interest expense	431
Current service cost	6
Contributions paid by participants	16
Benefits paid	(420)
Remeasurement: Experience (gains) / losses	17
Remeasurement: (gains) / losses - demographic assumptions	59
Remeasurement: (gains) / losses - financial assumptions	957
Cumulative Translation Adjustment	(179)
Obligations at the end of the year	5,955	5,372
Changes in the fair value of plan assets
Cumulative Translation Adjustment	179
Amounts recognized in the Statement of Financial Position
Present value of obligations	5,955	5,372	5,955	5,372
Changes in the net actuarial liability
Cumulative Translation Adjustment	(179)
Wholly or partly funded defined benefit plans [member] | Petros nonrenegotiated pension plan [member] | Plan assets [member]
Changes in the present value of obligations
Discontinued operations	(128)
Cumulative Translation Adjustment	94
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	2,492
Interest income	226
Contributions paid by the sponsor (Company)			108
Contributions paid by participants			16
Term of financial commitment (TFC) paid by the Company	273
Benefits Paid	(420)
Remeasurement: Return on plan assets due to lower interest income	218
Cumulative Translation Adjustment	(94)
Fair value of plan assets at the end of the year	2,691	2,492
Amounts recognized in the Statement of Financial Position
Fair value of plan assets	(2,691)	(2,492)	$ (2,691)	(2,492)
Changes in the net actuarial liability
Cumulative Translation Adjustment	94
Wholly or partly funded defined benefit plans [member] | Petros 2 Pension Plan [member] | Present value of defined benefit obligation [member]
Changes in the present value of obligations
Obligations at the beginning of the year	996	887
Discontinued operations	(58)
Obligations at the end of the year		996
Amounts recognized in the Statement of Financial Position
Present value of obligations	996	887		996
Wholly or partly funded defined benefit plans [member] | Petros 2 Pension Plan [member] | Plan assets [member]
Changes in the present value of obligations
Discontinued operations	(42)
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	585	627
Fair value of plan assets at the end of the year		585
Amounts recognized in the Statement of Financial Position
Fair value of plan assets	(585)	(627)		(585)
Wholly or partly funded defined benefit plans [member] | AMS Medical Plan [member] | Present value of defined benefit obligation [member]
Changes in the present value of obligations
Obligations at the beginning of the year	12,236	10,802
Discontinued operations	(651)
Obligations at the end of the year		12,236
Amounts recognized in the Statement of Financial Position
Present value of obligations	12,236	10,802		12,236
Wholly or partly funded defined benefit plans [member] | Other plans [member] | Present value of defined benefit obligation [member]
Changes in the present value of obligations
Obligations at the beginning of the year	112	85
Obligations at the end of the year		112
Amounts recognized in the Statement of Financial Position
Present value of obligations	112	85		112
Wholly or partly funded defined benefit plans [member] | Other plans [member] | Plan assets [member]
Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	41	45
Fair value of plan assets at the end of the year		41
Amounts recognized in the Statement of Financial Position
Fair value of plan assets	$ (41)	$ (45)		$ (41)